Share-Based Payments - Summary of Share Based Payments Expense (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights granted in a prior period	$ 404,410
Performance rights granted in current period (a)	480,665
Performance rights granted in a prior period	5,752,028
Options granted in a prior period	180,942
Total expense from share-based payment transactions	6,818,045
Performance rights net settled for withholding tax obligation	(38,744)
Movement in share-based payments reserve	$ 6,779,301